SCHEDULE OF TOTAL ASSETS AND LIABILITIES BY REPORTABLE OPERATING SEGMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investment properties	$ 514,172,281	$ 449,036,633	$ 428,275,741	$ 364,307,039
Cash and cash equivalents	35,242,363	14,988,112	17,360,353	$ 15,458,803
Due from affiliates	9,463,164	8,798,945
Lease and other receivables, net	3,557,988	2,516,525
Receivable from the sale of investment properties - short term	4,072,391
Asset held for sale		2,977,147
Prepaid construction costs	1,123,590	2,317,383
Other current assets	3,443,518	1,708,313
Tenant notes receivables - long term, net	6,002,315	6,796,584
Receivable from the sale of investment properties - long term	4,147,507
Restricted cash equivalent	2,681,110	3,252,897
Property and equipment, net	354,437	427,719
Deferred tax asset	1,345,859	239,281
Other non-current assets	5,218,787	4,559,330
Total assets	590,825,310	497,618,869
Long-term debt	269,854,235	209,326,775	$ 188,719,114
Accounts payable and accrued expenses	13,127,502	8,591,922
Deposits for the sale of assets		2,400,000
Income tax payable	2,024,865	663,703
Retainage payable	1,737,805	3,001,433
Other current liabilities	959,539	54,983
Deferred tax liability	37,451,338	37,215,884
Security deposits	1,790,554	1,706,959
Other non-current liabilities	2,936,555	590,740
Total liabilities	329,882,393	263,552,399
Reportable segments [member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Investment properties	131,057,446	107,749,342
Long-term debt	47,654,090	55,260,326
Reportable segments [member] | PERU
IfrsStatementLineItems [Line Items]
Investment properties	127,350,614	105,121,058
Long-term debt	61,260,237	35,662,360
Reportable segments [member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Investment properties	255,764,221	236,166,233
Long-term debt	$ 160,939,908	$ 118,404,089